Equity-Accounted Investees - Summary of Equity-Accounted Investees (Detail) - USD ($) shares in Thousands, $ in Millions			12 Months Ended
		Mar. 29, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Jan. 01, 2018
Disclosure of equity-accounted investees [line items]
Non-current assets			$ 5,460.2	$ 5,183.2	[1]				$ 5,505.7
Current assets			1,069.9	726.5	[1]				959.1
Non-current liabilities			(2,284.8)	(2,670.9)	[1]				(2,363.1)
Current liabilities			(1,367.8)	(531.9)	[1]				$ (738.7)
Consideration paid for equity portion				165.0
Gain on acquisition			0.0	51.8	[1]	$ 0.0	[1]
Carrying amount of interest in joint venture			172.0	177.5
Revenue			2,967.1	2,577.8		2,761.8
Total equity-accounted investees			172.0	225.1
Total share of results of equity-accounted investees after taxation			3.1	(13.1)		(1.3)
Depreciation and amortisation			(610.0)	(668.4)		(748.1)
Other expenses			(67.6)	(44.8)		(19.0)
Royalties	[1]		(73.7)	(62.5)		(62.0)
Income tax expense			(175.6)	65.9	[1]	(173.2)	[1]
Profit/(loss) for the year			174.7	(344.8)		(7.7)
Other comprehensive income			54.3	(330.0)		279.2
Total comprehensive income			229.0	(674.8)		271.5
Profit on disposal			1.2	(51.6)		4.0
Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture		45.00%
Total share of results of equity-accounted investees after taxation			4.1	(1.1)		$ 0.0
Shika Group Finance Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture		50.00%
Adansi Gold Company Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Interest on joint venture		50.00%
Far Southeast Gold Resources Incorporated [member]
Disclosure of equity-accounted investees [line items]
Initial investment at cost			82.1	91.7
Share of accumulated losses brought forward			(92.2)	(79.3)
Share of loss after taxation			(1.4)	(12.9)
Carrying amount of interest in joint venture			$ 82.1	$ 91.7
Interest on joint venture			40.00%	40.00%		40.00%
Total share of results of equity-accounted investees after taxation			$ (1.4)	$ (12.9)		$ (1.6)
Asanko Gold [member]
Disclosure of equity-accounted investees [line items]
Non-current assets			474.6	441.6
Initial investment at cost			86.9	86.9
Current assets			120.0	109.3
Non-current liabilities			(79.4)	(34.2)
Current liabilities			(62.2)	(52.7)
Net assets			453.0	464.0
Less: Shika redeemable preference shares			(271.4)	(291.4)
Net assets attributable to ordinary shareholders			181.6	172.6
Group's share of net assets			89.9	85.8
Cash consideration paid			165.0	165.0
Less: consideration allocated to the redeemable preference shares (note 17)			(129.9)	(129.9)
Consideration paid for equity portion			35.1	35.1
Gain on acquisition			51.8	51.8
Share of accumulated losses brought forward			0.0	0.0
Share of loss after taxation			4.1	(1.1)
Carrying amount of interest in joint venture			89.9	85.8
Revenue			341.0	122.0
Production costs			(199.2)	(79.0)
Depreciation and amortisation			(95.4)	(34.3)
Other expenses			(20.1)	(4.9)
Royalties			(17.2)	(6.2)
Income tax expense			0.0	0.0
Profit/(loss) for the year			9.1	(2.4)
Other comprehensive income			0.0	0.0
Total comprehensive income			9.1	(2.4)
Group's share of total comprehensive income			4.1	(1.1)
Asanko Gold [member] | Asanko Gold Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Carrying amount of interest in joint venture			$ 9.5	5.4
Interest on joint venture			45.00%
Asanko Gold [member] | Shika Group Finance Limited [member]
Disclosure of equity-accounted investees [line items]
Carrying amount of interest in joint venture			$ 80.4	80.4
Interest on joint venture			50.00%
Asanko Gold [member] | Adansi Gold Company Ghana Limited [member]
Disclosure of equity-accounted investees [line items]
Carrying amount of interest in joint venture			$ 0.0	0.0
Interest on joint venture			50.00%
Investment in associates [member]
Disclosure of equity-accounted investees [line items]
Total equity-accounted investees			$ 0.0	47.6
Marverix Metals Incorporated [Member]
Disclosure of equity-accounted investees [line items]
Total equity-accounted investees			0.0	47.6
Total share of results of equity-accounted investees after taxation			0.4	0.9		0.3
The sale of the shares raised			66.8
Profit on disposal			$ 14.6	$ 4.0				$ 48.0
Common shares			4,125	10,000				10,000
Percentage of ownership on diluted basis			3.68%
Other [Member]
Disclosure of equity-accounted investees [line items]
Total equity-accounted investees			$ 0.0	$ 0.0
Total share of results of equity-accounted investees after taxation			$ 0.0	$ 0.0		$ 0.0

[1]	Refer note 42.